DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Reverse Recapitalization

The following table illustrates the net proceeds to the Company delivered through the Business Combination.

Cash – Seven Oaks trust and cash, net of Redemptions	$77,784,265
Cash – PIPE Equity	32,500,000
Cash – PIPE Convertible Notes	87,500,000
Gross cash proceeds resulting from the Business Combination	197,784,265
Less: combined company transaction costs	(47,667,386)
Net cash proceeds from the Business Combination	150,116,879
Less: Prepayment Amount pursuant to Forward Purchase Transaction	(65,062,414)
Cash proceeds, net of the Forward Purchase Transaction Prepayment Amount	$85,054,465

Further, the following table reconciles the elements of the Business Combination to the Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit to the Consolidated Statement of Cash Flows as well as to the amounts disclosed herein in Note 1.

Cash – Seven Oaks trust and cash, net of Redemptions	$77,784,265
Cash – PIPE Equity	32,500,000
Less: net impact of reverse recapitalization	(38,648,877)
Less: transaction costs reclassed or allocated to equity	(6,212,454)
Reverse recapitalization, net of transaction costs	$65,422,934
Cash – PIPE Convertible Notes	87,500,000
Less: transaction costs allocated to debt	(10,534,127)
Plus: noncash assumed warrant liability in reverse recapitalization	17,228,250
Net cash proceeds from the Business Combination on the Statements of Cash Flows	$159,617,057
Less: transaction costs allocated to derivative instruments and expensed during the year	(9,500,178)
Net cash proceeds from the Business Combination within Note 1	$150,116,879
Less: Prepayment Amount pursuant to Forward Purchase Transaction	(65,062,414)
Cash proceeds, net of the Forward Purchase Transaction Prepayment Amount	$85,054,465

Schedule of Doubtful Accounts	The Company has recorded an allowance of $95,558, $205,384, and $176,653 as of December 31, 2021, 2020, and 2019, respectively, for doubtful accounts as follows:

For the Year Ended December 31, 2021
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$205,384	—	—	(109,826)	$95,558

For the Year Ended December 31, 2020
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$176,653	28,731	—	—	$205,384

For the Year Ended December 31, 2019
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$141,282	35,371	—	—	$176,653

Schedule of Property, Plant and Equipment

Estimated Useful
Lives
Leasehold improvements	7 years
Warehouse equipment	5 years
Computers and small tools	3 years
Furniture and fixtures	7 years
Capital lease asset	7 years
Software development	4 years